Convertible Redeemable Preferred Shares	12 Months Ended
Jun. 30, 2025
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
13.	CONVERTIBLE REDEEMABLE PREFERRED SHARES

The Group completed several rounds of equity financing as follows:

Series Angel

In December 2020, two investors (“Series Angel Investors”) and the Group entered into Series Angel convertible redeemable preferred shares of Scage International (“Series Angel Convertible Redeemable Preferred Shares”) investment agreement, with the aggregate investment amount of US$2,652,066 (RMB17,250,000) at US$0.19 per share for 13,613,762 shares in aggregate.

Series Pre-A

In April 2021, six investors and the Group entered into Series Pre-A convertible redeemable preferred shares of Scage International (“Series Pre-A Convertible Redeemable Preferred Shares”) investment agreement, with the aggregate investment amount of US$5,903,423 (RMB38,000,000) at US$0.47 per share for 12,495,712 shares in aggregate. In June 2021, the Group, one of six investors and a new investor signed the transfer of shareholding agreements, where one of the six investors transferred a portion of its investment, 1,308,732 shares (equivalent to the investment amount of US$608,705 (RMB4,000,000) to the new investor (seven investors collectively “Series Pre-A Investors”). This is considered as equity transaction between the former shareholder and the new investor; no accounting impact to the consolidated financial statement of the Group as a result of such transaction. During the year ended June 30, 2023, the Group received proceeds of US$77,634 (RMB520,000) from Series Pre-A Convertible Redeemable Preferred Shares, and since then all the receivables for Series Pre-A convertible redeemable preferred shares has been collected.

Series A

In September 2022, the Group entered into Series A convertible redeemable preferred shares of Scage International (“Series A Convertible Redeemable Preferred Shares”) investment agreement with Gongqingcheng Lanyan and three new investors (“Series A Investors”), with the aggregate investment amount of US$6,010,445 (RMB42,690,000) at US$1.18 per share for 5,082,112 shares, and US$716,947 (RMB5,100,000) out of this total investment amount was provided by Gongqingcheng Lanyan through conversion of the debt of US$716,947 (RMB5,100,000) from Gongqingcheng Lanyan. During the years ended June 30, 2024 and 2023, the Group received proceeds of US$889,816 (RMB6,345,000) and US$4,398,320 (RMB31,000,000) from Series A Convertible Redeemable Preferred Shares investors, and the receipt of this proceed reduced the balance of receivables for Series A Convertible Redeemable Preferred Shares.

As of June 30, 2025 and 2024, the above issued convertible redeemable preferred shares (“Convertible Redeemable Preferred Shares”) in the consolidated balance sheets were stated at the redemption value, net of the unreceived investment amount of US$746,133 and US$735,496, respectively. Receivables for convertible redeemable preferred shares as of June 30, 2025 represent investment from one Series A Investors who signed investment agreements in September 2022, for which the corresponding 755,383 Series A Convertible Redeemable Preferred Shares have been issued.

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years ended June 30, 2025, 2024 and 2023:

Mezzanine Equity	Series Angel Convertible Redeemable Preferred Shares	Series Pre-A Convertible Redeemable Preferred Shares	Series A Convertible Redeemable Preferred Shares	Total
Balance as of June 30, 2022	$3,863,036	$8,432,242	$-	$12,295,278
Conversion of convertible debt to Series A Convertible Redeemable Preferred Shares	-	-	716,947	716,947
Proceeds from Series Pre-A Convertible Redeemable Preferred Shares	-	77,634	-	77,634
Issuance of convertible redeemable preferred shares	-	-	5,293,498	5,293,498
Receivable of Series A convertible redeemable preferred shares	-	-	(1,612,125)	(1,612,125)
Accretion to redemption value of convertible redeemable preferred shares	-	-	3,177,059	3,177,059
Issuance costs	-	-	(105,371)	(105,371)
Foreign exchange adjustment	(294,710)	$(649,217)	$(251,302)	(1,195,229)
Balance as of June 30, 2023	$3,568,326	$7,860,659	$7,218,706	$18,647,691
Proceeds from Series A Convertible Redeemable Preferred Shares	-	-	889,816	889,816
Foreign exchange adjustment	(7,808)	$(17,198)	$(32,509)	(57,515)
Balance as of June 30, 2024	$3,560,518	$7,843,461	$8,076,013	$19,479,992
Conversion into ordinary shares of the Company upon consummation of the Business Combination	(3,607,730)	(7,947,463)	(8,183,098)	(19,738,291)
Foreign exchange adjustment	47,212	$104,002	$107,085	258,299
Balance as of June 30, 2025	$-	$-	$-	$-

Key terms of the convertible redeemable preferred shares are as follows:

Conversion

Each convertible redeemable preferred shares shall be convertible, at the option of the holder thereof, to such number of ordinary shares on a one-for-one basis at any time after the issue date. The initial conversion price is the issuance price of convertible redeemable preferred shares, subject to adjustment for (1) share splits and combinations, (2) ordinary share dividends and distributions, (3) other dividends, (4) reorganizations, mergers, consolidations, reclassification, exchange, and substitution, and (5) for dilutive issuance.

Each preferred share shall automatically be converted into ordinary shares, based on the then-effective conversion price for each convertible redeemable preferred share, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon the earlier of the closing of (a) the Qualified IPO, or (b) the date specified by written consent or agreement of holders within each round of Convertible Redeemable Preferred Shares holding 50% or more of the issued and outstanding Convertible Redeemable Preferred Shares.

Qualified IPO is defined as a firm commitment underwritten public offering of the shares of Scage International in a PRC or international stock exchange (including Shanghai Stock Exchange, Shenzhen Stock Exchange, Beijing Stock Exchange, Hong Kong Stock Exchange, New York Stock Exchange (NYSE) and NASDAQ Stock Exchange.

Redemption

Upon the occurrence of any of following circumstances (“Redemption Triggering Event”):

(a)	prior to December 31, 2025 (or such later date as agreed), Scage International Group (i) fails to complete a qualified IPO; (ii) a security regulatory authority (including but not limited to the securities regulatory commission, the stock exchange, etc.) decides not to approve the initial public offering of Scage International Group or Scage International Group withdraws such application; or (iii) the occurrence of a substantial obstacle to the consummation of the Qualified IPO that the certified accountants appointed by Scage International Group are unable to issue an unqualified audit report;

(b)	any material breach of representation, warranties, obligation or agreement as set forth in the Shareholder Agreement, the Share Purchase Agreement and the Memorandum and Articles by any of the Mr. Chao Gao and his holding companies (collectively, the “Founder Parties”), which results in a substantial loss to Scage International Group and/or the shareholders of ordinary shares and convertible redeemable preferred shares (collectively, “Investor”);

(c)	material integrity issue of the Founder Parties or any employees or member of the senior management directly or indirectly hold any shares of Scage International Group, including the existence of off-book income of Scage International Group beyond the acknowledgement of the Investor, the material internal control leak of the Group Companies which is intentionally caused by the Founder Parties, the occurrence of which has or will result in substantial loss of Scage International Group and/or the Investor;

(d)	the redemption of shares of other shareholders of Scage International by Scage International Group or the Founder Parties;

(e)	the Founder Parties no longer devote major of their attention to the operation of the Group Companies, including the resignation from the Group Companies, being appointed by other companies engaging in a business which in competition with the Business of the Group Companies, or participant, operate or invest in the companies which are in competition with the Group Company (other than the circumstance that the Investor have already known and approved);

(f)	other circumstances result in the change of the ultimate controlling shareholder of Scage International Group;

(g)	the main business of the Group is forbidden by applicable laws and regulations, or the alter of main business without approval of Investors;

(h)	any unclear, lost, infringement of third parties’ legal rights arising out of or relating to the core techniques and intellectual property which results in a material or substantial loss to Scage International Group;

(i)	unless otherwise agreed by the Investors, the dismission or breach of the undertake of full-time work or the non-competition agreement over half of the key employees.

After the occurrence of the Redemption Triggering Event, each holder of the Convertible Redeemable Preferred Shares has the right to request for the redemption of part or all of the Convertible Redeemable Preferred Shares held by them. The redemption is exercised in the sequence of Series A Convertible Redeemable Preferred Share, Series Pre-A Convertible Redeemable Preferred Share, and Series Angel Convertible Redeemable Preferred Share.

Redemption value (“Redemption Value”) with respect to each Series A Convertible Redeemable Preferred Share, Series Pre-A Convertible Redeemable Preferred Share, and Series Angel Convertible Redeemable Preferred Share, shall equal the sum of 150% of the issue price corresponding to each series of the convertible redeemable preferred share, plus all declared but unpaid dividends.

Liquidation Preference

In the event of any liquidation events of Scage International, the investor shall have the right to require Scage International, after the payment of remuneration and welfare of employee, tax, and unpaid debt, to pay the liquidation amount to the Investor prior to founder party and any other ordinary shareholders of Scage International. Liquidation events include: (i) the dissolution, insolvency, winding up, or liquidation of Scage International under applicable laws and regulations; (ii) any merger or acquisition of Scage International, in which all shareholders then together hold less than 50% equity interest in Scage International or the survival entity; (iii) any substantial sale of all or major assets of Company, or any substantial sale or exclusive license of all intellectual property of Scage International.

The liquidation preference is exercised in the sequence of Series A Preferred Shares, Series Pre-A Preferred Shares, and Series Angel Preferred Shares. Upon the occurrence of liquidation events, the holders of Preferred Share shall be entitled to receive the liquidation amount (“Liquidation Amount”) equal to 100% of the original purchase price of Convertible Redeemable Preferred Shares, plus the annual interest of 12% of the original purchase price and plus all declared but unpaid dividends on each Preferred Share. If the assets of Scage International are insufficient to make payment of the 100% investment amounts to the holders of convertible redeemable preferred shares, the holders of Convertible Redeemable Preferred Shares are entitled to the amounts ratably in proportion to the full amount to which the holders are entitled. After the full payment of the Liquidation Amount as defined above, the remaining assets and the proceeds available for distribution shall be distributed among all shareholders of Scage International Group pro rata to their then share proportion at the time of the liquidation.

Dividends

Each holder of a Preferred Share shall be entitled to receive dividends, in pari passu with each holder of any other class or series of Shares of Scage International. Such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be non-cumulative. No dividend was declared or accrued for the years ended June 30, 2025, 2024 and 2023.

Voting Rights

The holder of a Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder’s collective Convertible Redeemable Preferred Shares are convertible immediately after the close of business on the record date of the determination of Scage International Group’s members entitled to vote. Each series of Convertible Redeemable Preferred Shares are allowed to vote separately with respect to any matters.

Accounting for the Convertible Redeemable Preferred Shares

Before the consummation of the Business Combination, the issued and outstanding convertible redeemable preferred shares were classified as mezzanine equity as these Convertible Redeemable Preferred Shares are contingently redeemable upon the occurrence of an event not solely within the control of the Group. Each issuance of the convertible redeemable preferred shares is recognized at the respective issue price at the date of issuance net of issuance costs. In addition, the Group adjusts changes in the redemption value of the convertible redeemable preferred shares based on the 150% of the original purchase price of each series of Convertible Redeemable Preferred Shares, as defined in the Redemption Value. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

Conversion of Convertible Redeemable Preferred Shares into Ordinary Shares of the Company

Upon consummation of the Business Combination, all the issued and outstanding convertible redeemable preferred shares from Series Angel, Series Pre-A, and Series A were automatically converted into an aggregate of 15,099,551 ordinary shares of the Company.